Vessels, net (Tables)	12 Months Ended
Dec. 31, 2013
Vessels, Net [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2010	$251,314	$(37,623)	$213,691
Depreciation	—	(8,664)	(8,664)
Disposal	(9,461)	7,279	(2,182)
Vessel held for sale	(76,302)	1,214	(75,088)
Vessel impairment charge	(62,414)	16,076	(46,338)
December 31, 2011	$103,137	$(21,718)	$81,419

Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690

Depreciation	—	(5,727)	(5,727)
Reclassified to vessel held for sale	(3,466)	—	(3,466)
Vessel impairment charge	(23,978)	—	(23,978)
Reclassified to vessels, net	29,315	—	29,315
December 31, 2013	$105,008	$(33,174)	$71,834